Going Concern (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern (Textual)
Accumulated deficit	$ (6,810,662)	$ (3,743,438)	$ (1,565,797)
Working capital deficit	$ 1,928,566